SECURED DEBT	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
SECURED DEBT

9.	SECURED DEBT
On December 17, 2021, Granite entered into a secured construction loan relating to a development project in Texas, United States, which was substantially completed in January 2023. The loan had a maximum draw amount of $59.9 million (US$44.3 million) and was secured by the property under construction and related land. On June 9, 2023, the loan with an outstanding balance of $56.2 million (US$42.1 million) was repaid with proceeds from the Credit Facility. As at December 31, 2022, the loan balance was $51.4 million (US$38.0 million).